SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  6
     FILER
      CIK  0000860963
      CCC   nf9fdb#y
      FILE-NUMBER  33-42796
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-42796
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 9
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 632           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 632
Maryland Traditional Trust 268                         37,831.966 Units
California Insured Trust 187                           30,698.713 Units
Michigan Insured Trust 38                              34,115.797 Units
New Jersey Insured Trust 146                           31,302.140 Units
New York Insured Trust 176                             52,861.723 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                         Maryland

                                                    Traditional Trust   California Insured   Michigan Insured

                                                           268              Trust 187            Trust 38

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    2,040,000      $    1,885,000      $    2,785,000

Number of Units..................................       36,367.966          30,462.372          33,500.797

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  36,367.966      1/  30,462.372      1/  33,500.797

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    2,051,524      $    1,864,936      $    2,702,290

    Plus Sales Charge <F1>.......................   $            0      $            0      $            0

      Total......................................   $    2,051,524      $    1,864,936      $    2,702,290

    Divided by Number of Units...................   $     56.41         $     61.22         $     80.66

    Plus Cash Per Unit <F2>......................   $     19.76         $      0.06         $(     0.36)

    Public Offering Price Per Unit <F3>..........   $     76.17         $     61.28         $     80.30

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $     76.17         $     61.28         $     80.30

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $     76.17         $     61.28         $     80.30

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      0.00         $      0.00         $      0.00

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      0.00         $      0.00         $      0.00

    Par Value Per Unit <F4>......................   $     76.36         $     62.78         $     79.60

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      4.5915       $      3.6305       $      5.0824

    Less Estimated Annual Expense................   $      0.1009       $      0.1133       $      0.1483

    Net Annual Interest Income...................   $      4.4906       $      3.5172       $      4.9341

Daily Rate of Accrual Per Unit...................   $      0.01247      $      0.00977      $      0.01371

Trustee's Annual Fee per $1000 principal (6).....   $      1.0800       $      1.1200       $      1.1200

Estimated Current Return <F5>....................          5.90%               5.74%               6.14%

Estimated Long Term Return <F5>..................          4.20%               0.00%               0.00%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Maryland Traditional

Trust 268, California Insured Trust 187 and Michigan Insured Trust 38,

respectively, $76.17, $61.28 and $80.30, accrued interest to the settlement date of $.25, $.22 and $.83, for a total price of $76.42, $61.50 and $81.13,

respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Maryland Traditional Trust 268, California Insured Trust

187 and Michigan Insured Trust 38 will be $0.7600,$0.8000 and $0.8000, under the quarterly distribution option and $0.5700,$0.6100 and $0.6100, under the semi-annual distribution option.






      PAGE   4






                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                        New Jersey Insured   New York Insured

                                                                            Trust 146           Trust 176

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    3,125,000      $    4,885,000

Number of Units......................................................       31,301.140          52,861.723

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/  31,301.140      1/  52,861.723

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    3,309,479      $    4,908,029

    Plus Sales Charge <F1>...........................................   $      155,365      $      143,658

      Total..........................................................   $    3,464,844      $    5,051,687

    Divided by Number of Units.......................................   $    110.69         $     95.56

    Plus Cash Per Unit <F2>..........................................   $(     0.41)        $(     0.03)

    Public Offering Price Per Unit <F3>..............................   $    110.28         $     95.53

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $    105.32         $     92.81

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $    105.32         $     92.81

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      4.96         $      2.72

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      4.96         $      2.72

    Par Value Per Unit <F4>..........................................   $     99.75         $     93.19

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      6.0841       $      6.0264

    Less Estimated Annual Expense....................................   $      0.1766       $      0.1508

    Net Annual Interest Income.......................................   $      5.9075       $      5.8756

Daily Rate of Accrual Per Unit.......................................   $      0.01641      $      0.01632

Trustee's Annual Fee per $1000 principal (6).........................   $      1.1200       $      1.1200

Estimated Current Return <F5>........................................          5.36%               6.15%

Estimated Long Term Return <F5>......................................          4.11%               4.05%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the New Jersey Insured

Trust 146 and New York Insured Trust 176, respectively, $110.28 and $95.53,

accrued interest to the settlement date of $.25 and $.88, for a total price of

$110.53 and $96.41, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for New Jersey Insured Trust 146 and New York Insured Trust

176 will be $0.8000 and $0.8000, under the quarterly distribution option and

$0.6100 and $0.6100, under the semi-annual distribution option.






      PAGE   5






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established .....................................................................  December 3,1991

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   6
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          MARYLAND TRADITIONAL TRUST 268

                                   (Series 632)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,705,442) (Note 1) ............... $   2,881,154

     Accrued interest receivable ................................        67,942

                                                                  --------------



               Total assets ..................................... $   2,949,096

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      52,231

     Accrued trustee and evaluator fees .........................           627

                                                                  --------------



               Total liabilities ................................ $      52,858

                                                                  --------------



               Net assets, applicable to 37,832 units of

                 fractional undivided interest outstanding ...... $   2,896,238

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,116,603

       Less initial underwriting commission (Note 1) ............  (    250,692)

                                                                  --------------

                                                                  $   4,865,911

     Less cost of 12,168 units redeemed .........................  (  1,223,971)

                                                                  --------------

                                                                  $   3,641,940

     Undistributed net investment income ........................        22,606

     Unrealized appreciation (depreciation) of investments ......       175,712

     Accumulated net realized gain (loss) from

       investment transactions ..................................        54,575

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (    998,595)

                                                                  --------------

                                                                  $   2,896,238

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      24,750        $      75.96    $       .60    $      76.56

     Quarterly................       4,208               75.96            .60           76.56

     Semi-Annual..............       8,874               75.96            .60           76.56

                                ---------------  ============  ==============  ===========

                                    37,832

                                ===============







See accompanying notes to financial statements.



      PAGE   7
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       MARYLAND TRADITIONAL TRUST 268

                                                (Series 632)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       205,364   $       262,977   $       271,482

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,403   $         5,104   $         5,212

    Evaluator fees ..................................              565               704               726

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,968   $         5,808   $         5,938

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       200,396   $       257,169   $       265,544

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        1,318)  $           326   $        11,403

    Net change in unrealized appreciation or

      depreciation of investments ...................   (       30,636)   (      149,246)   (       12,268)

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $(       31,954)  $(      148,920)  $(          865)

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       168,442   $       108,249   $       264,679

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       200,396   $       257,169   $       265,544

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        1,318)              326            11,403

  Net change in unrealized appreciation or

    depreciation of investments .....................   (       30,636)   (      149,246)   (       12,268)

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       168,442   $       108,249   $       264,679

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      207,128)  $(      283,395)  $(      268,118)

  Proceeds from investment transactions .............   (      998,595)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(    1,205,723)  $(      283,395)  $(      268,118)

                                                       ----------------  ----------------  ----------------



Redemption of 2,507, 1,114 and

    1,891 units, respectively .......................  $(      210,147)  $(      114,932)  $(      200,030)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(    1,247,428)  $(      290,078)  $(      203,469)



Net assets at beginning of year .....................        4,143,666         4,433,744         4,637,213

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $22,606,$29,340 and $55,565,respectively) ..........  $     2,896,238   $     4,143,666   $     4,433,744

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   8
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 268

                                                            (Series 632)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    710,000        Maryland Health and Higher Educational Facilities    2001 at 102         AAA        Aaa     $    732,727

                     Authority, The Union Memorial Hospital Issue,

                     Revenue Bonds, Series 1991B, (MBIA Insured.)

                     6.750% Due 7/1/2021. (Escrow Secured To Optional

                     Redemption Date.)



     235,000        Maryland Health and Higher Educational Facilities    2001 at 100         AAA        Aaa          237,609

                     Authority, Revenue Bonds, University of Maryland

                     Medical System Issue, Series 1991A, (FGIC

                     Insured.) 6.500% Due 7/1/2021. (Original issue

                     discount bonds delivered on or about July 10, 1991

                     at a price of 92.750% of principal amount.)

                     (Escrow Secured To Optional Redemption Date.)



     310,000        Cecil County, Maryland, General Obligation Bonds,    2001 at 102          A+        Aaa

                     Consolidated Public Improvement and Refunding

                     Bonds of 1991,

                     80M-6.500% Due 10/1/2010, (Escrow Secured To                                                     82,870

                     Optional Redemption Date.)

                     230M-6.500% Due 10/1/2011. (Escrow Secured To                                                   238,252

                     Optional Redemption Date.)



     750,000        Frederick County, Maryland College, Revenue Bonds    2001 at 100          --        Baa1         745,762

                     (Hood College Project), 1990 Series, 6.000% Due

                     7/1/2015. (Original issue discount bonds delivered

                     on or about March 13, 1990 at a price of 86.104%

                     of principal amount.)



     125,000        Howard County, Maryland, Consolidated Public         No Optional Call    AAA        Aaa           84,118

                     Improvement Refunding Bonds, 1991 Series B,

                     (General Obligation Bonds.) 0.000% Due 8/15/2009.

                     (Original issue discount bonds delivered on or

                     about November 13, 1991 at a price of 31.300% of

                     principal amount.)



      25,000        Howard County, Maryland, Consolidated Public         No Optional Call    AAA        Aaa           16,186

                     Improvement Refunding Bonds, 1991 Series B, 0.000%

                     Due 8/15/2009. (Original issue discount bonds

                     delivered on or about November 13, 1991 at a price

                     of 31.300% of principal amount.) (Escrow Secured.)





      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 268

                                                            (Series 632)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    720,000        Washington Suburban Sanitary District, Maryland      2002 at 102          AA        Aa1     $    743,630

                     (Montgomery and Prince George's Counties,

                     Maryland) General Construction Refunding Bonds of

                     1991 (Second Series), (General Obligation Bonds.)

                     6.500% Due 1/1/2016.



------------                                                                                                    ------------

$  2,875,000                                                                                                    $  2,881,154

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,

1.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Approximately 26% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 39% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Six issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 4--AAA, 1--AA, 1--A+.  Seven issue(s) were rated by Moody's Investors

Service, Inc. as follows: 5--Aaa, 1--Aa1, 1--Baa1.  The Bond Portfolio consists of 7 obligations issued by entities located in Maryland.







      PAGE  10






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 268

                                                            (Series 632)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Subsequent to November 30, 2000, $85,000 par amount of the Cecil County,

Maryland, General Obligation Bonds, Consolidated Public Improvement Refunding

Bonds of 1991, 6.500% Due 10/01/2011 was sold.



Subsequent to November 30, 2000, $750,000 par amount of the Frederick County,

Maryland College, Revenue Bonds (Hood College Project), 1990 Series, 6.000%

Due 07/01/2015 was called.

      PAGE  11
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           CALIFORNIA INSURED TRUST 187

                                   (Series 632)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,734,117) (Note 1) ............... $   1,878,491

     Accrued interest receivable ................................        35,745

                                                                  --------------



               Total assets ..................................... $   1,914,236

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      24,772

     Accrued trustee and evaluator fees .........................           551

                                                                  --------------



               Total liabilities ................................ $      25,323

                                                                  --------------



               Net assets, applicable to 30,699 units of

                 fractional undivided interest outstanding ...... $   1,888,913

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,147,977

       Less initial underwriting commission (Note 1) ............  (    252,229)

                                                                  --------------

                                                                  $   4,895,748

     Less cost of 19,301 units redeemed .........................  (  1,656,596)

                                                                  --------------

                                                                  $   3,239,152

     Undistributed net investment income ........................        14,780

     Unrealized appreciation (depreciation) of investments ......       144,374

     Accumulated net realized gain (loss) from

       investment transactions ..................................        43,387

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (  1,552,780)

                                                                  --------------

                                                                  $   1,888,913

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      21,739        $      61.05    $       .48    $      61.53

     Quarterly................       2,708               61.05            .48           61.53

     Semi-Annual..............       6,252               61.05            .48           61.53

                                ---------------  ============  ==============  ===========

                                    30,699

                                ===============







See accompanying notes to financial statements.



      PAGE  12
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        CALIFORNIA INSURED TRUST 187

                                                (Series 632)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       161,899   $       207,789   $       230,313

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,797   $         4,322   $         4,671

    Evaluator fees ..................................              447               558               613

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,244   $         4,880   $         5,284

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       157,655   $       202,909   $       225,029

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(       11,941)  $        15,860   $         5,755

    Net change in unrealized appreciation or

      depreciation of investments ...................   (       18,548)   (      138,893)   (        9,323)

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $(       30,489)  $(      123,033)  $(        3,568)

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       127,166   $        79,876   $       221,461

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       157,655   $       202,909   $       225,029

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (       11,941)           15,860             5,755

  Net change in unrealized appreciation or

    depreciation of investments .....................   (       18,548)   (      138,893)   (        9,323)

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       127,166   $        79,876   $       221,461

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      165,859)  $(      230,932)  $(      227,791)

  Proceeds from investment transactions .............   (      820,556)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      986,415)  $(      230,932)  $(      227,791)

                                                       ----------------  ----------------  ----------------



Redemption of 6,591, 3,813 and

    2,147 units, respectively .......................  $(      487,473)  $(      338,490)  $(      192,330)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(    1,346,722)  $(      489,546)  $(      198,660)



Net assets at beginning of year .....................        3,235,635         3,725,181         3,923,841

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $14,780,$22,986 and $51,008,respectively) ..........  $     1,888,913   $     3,235,635   $     3,725,181

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  13
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 187

                                                            (Series 632)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    540,000        California Health Facilities Financing Authority,    2001 at 102         AAA        Aaa     $    556,508

                     Insured Health Facility Revenue Bonds, 1991 Series

                     D (Catholic Healthcare West), 6.500% Due 7/1/2016.

                     (Escrow Secured To Optional Redemption Date.)



      70,000        Local Government Finance Joint Powers Authority      No Optional Call    AAA        Aaa           28,084

                     Revenue Bonds (California Local Agency-Anaheim

                     Redevelopment Agency), 1986 Issue A, 0.000% Due

                     9/1/2017. (Original issue discount bonds delivered

                     on or about September 1, 1988 at a price of

                     10.281% of principal amount.) (Escrow Secured.)



     445,000        Los Angeles County Transportation Commission         2001 at 102         AAA        Aaa          456,174

                     (California), Sales Tax Revenue Refunding Bonds,

                     Series 1991-B, 6.500% Due 7/1/2013.



     235,000        Los Angeles County Transportation Commission         2001 at 102         AAA        Aaa          243,519

                     (California), Sales Tax Revenue Refunding Bonds,

                     Series 1991-B, 6.500% Due 7/1/2015. (Escrow

                     Secured To Optional Redemption Date.)



     515,000        Las Virgenes Municipal Water District, Los Angeles   2001 at 102         AAA        Aaa          533,684

                     County, California, Certificates of Participation

                     (1991 Capital Improvements Project), 6.300% Due

                     11/1/2016. (Escrow Secured To Optional Redemption

                     Date.)



     100,000        Southern California Public Power Authority, Power    No Optional Call    AAA        Aaa           60,522

                     Project Revenue Bonds, 1989 Refunding Series A

                     (Palo Verde Project), 0.000% Due 7/1/2011.

                     (Original issue discount bonds delivered on or

                     about February 15, 1989 at a price of 20.317% of

                     principal amount.)



------------                                                                                                    ------------

$  1,905,000                                                                                                    $  1,878,491

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  14






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 187

                                                            (Series 632)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Power Revenue,  1.



Approximately 23% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Dedicated-Tax Supported Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 9% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 6 obligations issued by entities located in California.

      PAGE  15
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            MICHIGAN INSURED TRUST 38

                                   (Series 632)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,619,519) (Note 1) ............... $   2,745,267

     Accrued interest receivable ................................        59,794

                                                                  --------------



               Total assets ..................................... $   2,805,061

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      27,396

     Accrued trustee and evaluator fees .........................           555

                                                                  --------------



               Total liabilities ................................ $      27,951

                                                                  --------------



               Net assets, applicable to 34,116 units of

                 fractional undivided interest outstanding ...... $   2,777,110

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,069,324

       Less initial underwriting commission (Note 1) ............  (    248,375)

                                                                  --------------

                                                                  $   4,820,949

     Less cost of 15,884 units redeemed .........................  (  1,594,491)

                                                                  --------------

                                                                  $   3,226,458

     Undistributed net investment income ........................        41,213

     Unrealized appreciation (depreciation) of investments ......       125,748

     Accumulated net realized gain (loss) from

       investment transactions ..................................        54,138

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (    670,447)

                                                                  --------------

                                                                  $   2,777,110

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      16,973        $      80.19    $      1.21    $      81.40

     Quarterly................       7,491               80.19           1.21           81.40

     Semi-Annual..............       9,652               80.19           1.21           81.40

                                ---------------  ============  ==============  ===========

                                    34,116

                                ===============







See accompanying notes to financial statements.



      PAGE  16
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         MICHIGAN INSURED TRUST 38

                                                (Series 632)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       213,061   $       256,227   $       271,004

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,644   $         5,190   $         5,406

    Evaluator fees ..................................              577               683               720

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,221   $         5,873   $         6,126

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       207,840   $       250,354   $       264,878

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        5,865)  $         9,444   $         7,067

    Net change in unrealized appreciation or

      depreciation of investments ...................   (       39,849)   (      164,711)   (       22,250)

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $(       45,714)  $(      155,267)  $(       15,183)

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       162,126   $        95,087   $       249,695

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       207,840   $       250,354   $       264,878

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        5,865)            9,444             7,067

  Net change in unrealized appreciation or

    depreciation of investments .....................   (       39,849)   (      164,711)   (       22,250)

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       162,126   $        95,087   $       249,695

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      217,340)  $(      253,858)  $(      267,004)

  Proceeds from investment transactions .............   (      670,447)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      887,787)  $(      253,858)  $(      267,004)

                                                       ----------------  ----------------  ----------------



Redemption of 4,515, 2,569 and

    1,544 units, respectively .......................  $(      418,126)  $(      264,182)  $(      160,995)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(    1,143,787)  $(      422,953)  $(      178,304)



Net assets at beginning of year .....................        3,920,897         4,343,850         4,522,154

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $41,213,$50,712 and $54,216,respectively) ..........  $     2,777,110   $     3,920,897   $     4,343,850

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  17
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     MICHIGAN INSURED TRUST 38

                                                            (Series 632)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    710,000        Michigan Strategic Fund Limited Obligation           2001 at 102         AAA        Aaa     $    730,640

                     Refunding Revenue Bonds (The Detroit Edison

                     Company Pollution Control Bonds Project),

                     Collateralized Series 1991DD, 6.875% Due

                     12/1/2021.



     495,000        The Economic Development Corporation of the City of  2001 at 102         AAA        Aaa          512,647

                     Dearborn (Michigan), Hospital Revenue Bonds

                     (Oakwood Obligated Group), Series 1991A, 6.950%

                     Due 8/15/2021. (Escrow Secured To Optional

                     Redemption Date.)



      65,000        Holt Public Schools Counties of Ingham and Eaton,    2001 at 101.5       AAA        Aaa           66,443

                     State of Michigan 1991 School Building and Site

                     Bonds, 6.500% Due 5/1/2021. (Escrow Secured To

                     Optional Redemption Date.)



     250,000        Howell Public Schools, County of Livingston, State   2006 at 45.863      AAA        Aaa           88,547

                     of Michigan, 1991 School Building and Site Bonds,

                     0.000% Due 5/1/2017. (Original issue discount

                     bonds delivered on or about February 14, 1991 at a

                     price of 14.885% of principal amount.) (Escrow

                     Secured To Optional Redemption Date.)



     195,000        Plymouth-Canton Community Schools, Counties of       2001 at 101         AAA        Aaa          196,925

                     Wayne and Washtenaw, State Of Michigan 1991

                     Refunding Bonds, Series A, (General Obligation

                     Bonds.) 6.625% Due 5/1/2016.



     150,000        Southeastern Oakland County Water Authority          2001 at 101         AAA        Aaa          150,754

                     (Michigan), Water Supply System Revenue Bonds,

                     Series 1991, 5.000% Due 7/1/2010. (Original issue

                     discount bonds delivered on or about October 17,

                     1991 at a price of 81.096% of principal amount.)



     425,000        Vicksburg Community Schools, Counties of Kalamazoo   2001 at 102         AAA        Aaa          437,155

                     and St. Joseph, State of Michigan, 1991 School

                     Building and Site Bonds, 7.000% Due 5/1/2007.

                     (Escrow Secured To Optional Redemption Date.)





      PAGE  18






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     MICHIGAN INSURED TRUST 38

                                                            (Series 632)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    540,000        Charter County of Wayne, Michigan, Airport Revenue   2001 at 102         AAA        Aaa     $    562,156

                     Bonds (Detroit Metropolitan Wayne County Airport),

                     Subordinate Lien, Series 1991A, 6.750% Due

                     12/1/2019. (Escrow Secured To Optional Redemption

                     Date.)



------------                                                                                                    ------------

$  2,830,000                                                                                                    $  2,745,267

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on five Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Power Revenue,  1;

Water And/or Sewer Revenue,  1.



Approximately 25% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 14% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Michigan.

      PAGE  19
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           NEW JERSEY INSURED TRUST 146

                                   (Series 632)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,961,563) (Note 1) ............... $   3,251,559

     Accrued interest receivable ................................        67,214

                                                                  --------------



               Total assets ..................................... $   3,318,773

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      57,551

     Accrued trustee and evaluator fees .........................           540

                                                                  --------------



               Total liabilities ................................ $      58,091

                                                                  --------------



               Net assets, applicable to 31,302 units of

                 fractional undivided interest outstanding ...... $   3,260,682

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,101,132

       Less initial underwriting commission (Note 1) ............  (    249,934)

                                                                  --------------

                                                                  $   4,851,198

     Less cost of 18,698 units redeemed .........................  (  1,983,911)

                                                                  --------------

                                                                  $   2,867,287

     Undistributed net investment income ........................        21,940

     Unrealized appreciation (depreciation) of investments ......       289,996

     Accumulated net realized gain (loss) from

       investment transactions ..................................       114,574

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (     33,115)

                                                                  --------------

                                                                  $   3,260,682

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      19,238        $     103.47    $       .70    $     104.17

     Quarterly................       4,593              103.47            .70          104.17

     Semi-Annual..............       7,471              103.47            .70          104.17

                                ---------------  ============  ==============  ===========

                                    31,302

                                ===============







See accompanying notes to financial statements.



      PAGE  20
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        NEW JERSEY INSURED TRUST 146

                                                (Series 632)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       198,990   $       212,553   $       230,791

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,686   $         4,943   $         5,204

    Evaluator fees ..................................              552               586               630

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,238   $         5,529   $         5,834

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       193,752   $       207,024   $       224,957

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         8,648   $        12,012   $         9,190

    Net change in unrealized appreciation or

      depreciation of investments ...................           37,856    (      247,480)           64,560

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        46,504   $(      235,468)  $        73,750

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       240,256   $(       28,444)  $       298,707

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       193,752   $       207,024   $       224,957

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            8,648            12,012             9,190

  Net change in unrealized appreciation or

    depreciation of investments .....................           37,856    (      247,480)           64,560

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       240,256   $(       28,444)  $       298,707

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      195,413)  $(      233,234)  $(      228,387)

  Proceeds from investment transactions .............   (       33,115)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      228,528)  $(      233,234)  $(      228,387)

                                                       ----------------  ----------------  ----------------



Redemption of 2,010, 2,199 and

    2,259 units, respectively .......................  $(      207,546)  $(      237,694)  $(      248,257)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      195,818)  $(      499,372)  $(      177,937)



Net assets at beginning of year .....................        3,456,500         3,955,872         4,133,809

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $21,940,$23,602 and $49,812,respectively) ..........  $     3,260,682   $     3,456,500   $     3,955,872

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  21
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    NEW JERSEY INSURED TRUST 146

                                                            (Series 632)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    510,000        New Jersey Educational Facilities Authority,         2001 at 102         AAA        Aaa     $    526,095

                     Revenue Bonds, Glassboro State College Issue,

                     Series 1991 A, 6.700% Due 7/1/2021. (Escrow

                     Secured To Optional Redemption Date.)



     195,000        New Jersey Health Care Facilities Financing          2001 at 102         AAA        Aaa          199,421

                     Authority, Revenue Bonds, Robert Wood Johnson

                     University Hospital, Series B, 6.625% Due

                     7/1/2016.



     390,000        New Jersey Health Care Facilities Financing          2001 at 102         AAA        Aaa          398,194

                     Authority, Revenue Bonds, Mercer Medical Center

                     Issue, Series 1991, 6.500% Due 7/1/2021.



     700,000        The Port Authority of New York and New Jersey        2001 at 101         AAA        Aaa          709,856

                     Consolidated Bonds, Seventy-Fourth Series, 6.750%

                     Due 8/1/2026.



     310,000        New Jersey Turnpike Authority, Turnpike Revenue      No Optional Call    AAA        Aaa          354,014

                     Bonds, Series 1991C, 6.500% Due 1/1/2016.



      50,000        The Camden County Municipal Utilities Authority      No Optional Call    AAA        Aaa           23,245

                     (New Jersey), County Agreement Sewer Revenue

                     Capital Appreciation Bonds, 1990B Series, (General

                     Obligation Bonds.) 0.000% Due 9/1/2015. (Original

                     issue discount bonds delivered on or about

                     February 21, 1990 at a price of 15.839% of

                     principal amount.)



     750,000        Industrial Pollution Control Financing Authority of  No Optional Call    AAA        Aaa          890,115

                     Cape May County (New Jersey), Pollution Control

                     Revenue Refunding Bonds, 1991 Series A (Atlantic

                     City Electric Company Project), 6.800% Due

                     3/1/2021.



       5,000        New Jersey Health Care Facilities Financing          2001 at 102         AAA        Aaa            5,126

                     Authority, Revenue Bonds Burdettte Tomlin Memorial

                     Hospital Issue, Series D, 6.500% Due 7/1/2012.





      PAGE  22






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    NEW JERSEY INSURED TRUST 146

                                                            (Series 632)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    215,000        Secaucus Municipal Utilities Authority (Town of      No Optional Call    AAA        Aaa     $    145,493

                     Secaucus, New Jersey), Sewer Revenue Bonds, 1991

                     Series D, 0.000% Due 12/1/2008. (Original issue

                     discount bonds delivered on or about June 11, 1991

                     at a price of 30.826% of principal amount.)

                     (Escrow Secured.)



------------                                                                                                    ------------

$  3,125,000                                                                                                    $  3,251,559

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on two Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Bridge and

Tollroad Revenue,  1; Power Revenue,  1; Health Care Facility Revenue,  3;

Transportation,  1.



Approximately 24% and 22% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue and Transportation, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 8% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 9 obligations issued by entities located in New Jersey.

      PAGE  23
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NEW YORK INSURED TRUST 176

                                   (Series 632)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $4,734,801) (Note 1) ............... $   4,894,140

     Accrued interest receivable ................................       106,557

                                                                  --------------



               Total assets ..................................... $   5,000,697

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      38,587

     Accrued trustee and evaluator fees .........................           888

                                                                  --------------



               Total liabilities ................................ $      39,475

                                                                  --------------



               Net assets, applicable to 52,862 units of

                 fractional undivided interest outstanding ...... $   4,961,222

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 70,000 units sold ............ $   7,241,402

       Less initial underwriting commission (Note 1) ............  (    354,798)

                                                                  --------------

                                                                  $   6,886,604

     Less cost of 17,138 units redeemed .........................  (  1,780,885)

                                                                  --------------

                                                                  $   5,105,719

     Undistributed net investment income ........................        69,111

     Unrealized appreciation (depreciation) of investments ......       159,339

     Accumulated net realized gain (loss) from

       investment transactions ..................................        83,364

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (    456,311)

                                                                  --------------

                                                                  $   4,961,222

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      30,862        $      92.55    $      1.31    $      93.86

     Quarterly................       5,982               92.55           1.31           93.86

     Semi-Annual..............      16,018               92.55           1.31           93.86

                                ---------------  ============  ==============  ===========

                                    52,862

                                ===============







See accompanying notes to financial statements.



      PAGE  24
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NEW YORK INSURED TRUST 176

                                                (Series 632)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       341,487   $       377,159   $       397,559

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,717   $         7,097   $         7,323

    Evaluator fees ..................................              890               972             1,022

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         7,607   $         8,069   $         8,345

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       333,880   $       369,090   $       389,214

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        4,928)  $         3,552   $        13,905

    Net change in unrealized appreciation or

      depreciation of investments ...................   (       47,563)   (      233,855)   (       44,611)

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $(       52,491)  $(      230,303)  $(       30,706)

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       281,389   $       138,787   $       358,508

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       333,880   $       369,090   $       389,214

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        4,928)            3,552            13,905

  Net change in unrealized appreciation or

    depreciation of investments .....................   (       47,563)   (      233,855)   (       44,611)

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       281,389   $       138,787   $       358,508

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      339,418)  $(      374,110)  $(      392,531)

  Proceeds from investment transactions .............   (      456,311)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      795,729)  $(      374,110)  $(      392,531)

                                                       ----------------  ----------------  ----------------



Redemption of 2,241, 3,365 and

    2,415 units, respectively .......................  $(      210,441)  $(      350,598)  $(      256,621)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      724,781)  $(      585,921)  $(      290,644)



Net assets at beginning of year .....................        5,686,003         6,271,924         6,562,568

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $69,111,$74,649 and $79,669,respectively) ..........  $     4,961,222   $     5,686,003   $     6,271,924

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  25
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 176

                                                            (Series 632)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    200,000        Dormitory Authority of the State of New York, State  2001 at 100         AAA        Aaa     $    199,370

                     University Educational Facilities, Revenue Bonds,

                     Series 1990B, 6.000% Due 5/15/2017. (Original

                     issue discount bonds delivered on or about July

                     30, 1990 at a price of 82.250% of principal

                     amount.)



     100,000        Dormitory Authority of the State of New York, State  No Optional Call    AAA        Aaa          121,923

                     University Educational Facilities, Revenue Bonds,

                     Series 1990A, 7.500% Due 5/15/2013.



     710,000        New York Local Government Assistance Corporation (A  2001 at 102         AAA        Aaa          729,035

                     Public Benefit Corporation of the State of New

                     York), Series 1991C Bonds, 7.000% Due 4/1/2021.

                     (Escrow Secured To Optional Redemption Date.)



     750,000        New York State Medical Care Facilities Finance       2001 at 102         AAA        Aaa          778,665

                     Agency, Mental Health Services Facilities

                     Improvement Revenue Bonds, 1991 Series C, 7.300%

                     Due 2/15/2021. (Escrow Secured To Optional

                     Redemption Date.)



     215,000        New York State Medical Care Facilities Finance       2001 at 102         AAA        Aaa          220,274

                     Agency, Mental Health Services Facilities

                     Improvement Revenue Bonds, 1991 Series A, 7.500%

                     Due 2/15/2021. (Escrow Secured To Optional

                     Redemption Date.)



     250,000        New York State Urban Development Corporation,        No Optional Call    AAA        Aaa          135,900

                     Correctional Facilities Revenue Bonds, Series F,

                     0.000% Due 1/1/2013. (Original issue discount

                     bonds delivered on or about March 2, 1989 at a

                     price of 17.699% of principal amount.)



     215,000        Lillian Cooper Housing Development Corporation (New  2002 at 100         AAA        Aaa          217,453

                     York), Mortgage Revenue Refunding Bonds, Series

                     1991C, 7.000% Due 1/1/2022.



     800,000        Lillian Cooper Housing Development Corporation (New  2002 at 102         AAA        Aaa          830,032

                     York), Mortgage Revenue Refunding Bonds, Series

                     1991E, 7.000% Due 1/1/2023.





      PAGE  26






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 176

                                                            (Series 632)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$  1,000,000        Metropolitan Transportation Authority (New York),    2001 at 100         AAA        Aaa     $    997,570

                     Transit Facilities 1987 Service Contract Bonds,

                     Series 5, 6.000% Due 7/1/2018. (Original issue

                     discount bonds delivered on or about November 1,

                     1991 at a price of 87.750% of principal amount.)



     645,000        New York City, Municipal Water Finance Authority     2001 at 101.5       AAA        Aaa          663,918

                     (New York), Water and Sewer System Revenue Bonds,

                     Fiscal 1991 Series C, 7.375% Due 6/15/2013.

                     (Original issue discount bonds delivered on or

                     about March 7, 1991 at a price of 94.520% of

                     principal amount.) (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  4,885,000                                                                                                    $  4,894,140

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Education

Revenue,  2; Multi-Family Housing Revenue,  2; Municipal Lease Revenue,  2.



Approximately 21% and 26% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Multi-Family Housing Revenue and Municipal Lease Revenue,

respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.







      PAGE  27






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 176

                                                            (Series 632)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Approximately 43% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 10 obligations issued by entities located in New York.

      PAGE  28
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  29
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 632:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 632 (comprising, Maryland Traditional Trust 268, California Insured Trust 187, Michigan Insured Trust 38, New Jersey Insured Trust 146 and New York Insured Trust 176), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 632, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  30
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  31
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 26, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 632
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 26, 2001
 DOCUMENT
   TYPE  EX-27.1 TRAD STATE MD 268
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860963
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  632
   NAME  MARYLAND TRADITIONAL TRUST
   NUMBER  268
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,705,442
   INVESTMENTS-AT-VALUE     2,881,154
   RECEIVABLES        67,942
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,949,096
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        52,858
   TOTAL-LIABILITIES        52,858
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    37,832
   SHARES-COMMON-PRIOR    40,339
   ACCUMULATED-NII-CURRENT        22,606
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        54,575
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       175,712
   NET-ASSETS     2,896,238
   DIVIDEND-INCOME  0
   INTEREST-INCOME       205,364
   OTHER-INCOME  0
   EXPENSES-NET         4,968
   NET-INVESTMENT-INCOME       200,396
   REALIZED-GAINS-CURRENT        -1,318
   APPREC-INCREASE-CURRENT       -30,636
   NET-CHANGE-FROM-OPS       168,442
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       207,128
   DISTRIBUTIONS-OF-GAINS       998,595
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED    12,168
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS    -1,247,428
   ACCUMULATED-NII-PRIOR        29,340
   ACCUMULATED-GAINS-PRIOR        55,892
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE MI 38
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860963
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  632
   NAME  MICHIGAN INSURED TRUST
   NUMBER  38
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,619,519
   INVESTMENTS-AT-VALUE     2,745,267
   RECEIVABLES        59,794
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,805,061
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        27,951
   TOTAL-LIABILITIES        27,951
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    34,116
   SHARES-COMMON-PRIOR    38,631
   ACCUMULATED-NII-CURRENT        41,213
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        54,138
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       125,748
   NET-ASSETS     2,777,110
   DIVIDEND-INCOME  0
   INTEREST-INCOME       213,061
   OTHER-INCOME  0
   EXPENSES-NET         5,221
   NET-INVESTMENT-INCOME       207,840
   REALIZED-GAINS-CURRENT        -5,865
   APPREC-INCREASE-CURRENT       -39,849
   NET-CHANGE-FROM-OPS       162,126
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       217,340
   DISTRIBUTIONS-OF-GAINS       670,447
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED    15,884
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS    -1,143,787
   ACCUMULATED-NII-PRIOR        50,712
   ACCUMULATED-GAINS-PRIOR        60,004
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE NJ 146
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860963
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  632
   NAME  NEW JERSEY INSURED TRUST
   NUMBER  146
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,961,563
   INVESTMENTS-AT-VALUE     3,251,559
   RECEIVABLES        67,214
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,318,773
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        58,091
   TOTAL-LIABILITIES        58,091
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    31,302
   SHARES-COMMON-PRIOR    33,312
   ACCUMULATED-NII-CURRENT        21,940
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       114,574
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       289,996
   NET-ASSETS     3,260,682
   DIVIDEND-INCOME  0
   INTEREST-INCOME       198,990
   OTHER-INCOME  0
   EXPENSES-NET         5,238
   NET-INVESTMENT-INCOME       193,752
   REALIZED-GAINS-CURRENT         8,648
   APPREC-INCREASE-CURRENT        37,856
   NET-CHANGE-FROM-OPS       240,256
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       195,413
   DISTRIBUTIONS-OF-GAINS        33,115
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED    18,698
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -195,818
   ACCUMULATED-NII-PRIOR        23,602
   ACCUMULATED-GAINS-PRIOR       105,925
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.4 INS STATE NY 176
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860963
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  632
   NAME  NEW YORK INSURED TRUST
   NUMBER  176
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     4,734,801
   INVESTMENTS-AT-VALUE     4,894,140
   RECEIVABLES       106,557
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     5,000,697
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        39,475
   TOTAL-LIABILITIES        39,475
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    52,862
   SHARES-COMMON-PRIOR    55,103
   ACCUMULATED-NII-CURRENT        69,111
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        83,364
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       159,339
   NET-ASSETS     4,961,222
   DIVIDEND-INCOME  0
   INTEREST-INCOME       341,487
   OTHER-INCOME  0
   EXPENSES-NET         7,607
   NET-INVESTMENT-INCOME       333,880
   REALIZED-GAINS-CURRENT        -4,928
   APPREC-INCREASE-CURRENT       -47,563
   NET-CHANGE-FROM-OPS       281,389
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       339,418
   DISTRIBUTIONS-OF-GAINS       456,311
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    70,000
   NUMBER-OF-SHARES-REDEEMED    17,138
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -724,781
   ACCUMULATED-NII-PRIOR        74,649
   ACCUMULATED-GAINS-PRIOR        88,292
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.5 INS STATE CA 187
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860963
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  632
   NAME  CALIFORNIA INSURED TRUST
   NUMBER  187
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,734,117
   INVESTMENTS-AT-VALUE     1,878,491
   RECEIVABLES        35,745
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,914,236
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        25,323
   TOTAL-LIABILITIES        25,323
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    30,699
   SHARES-COMMON-PRIOR    37,290
   ACCUMULATED-NII-CURRENT        14,780
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        43,387
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       144,374
   NET-ASSETS     1,888,913
   DIVIDEND-INCOME  0
   INTEREST-INCOME       161,899
   OTHER-INCOME  0
   EXPENSES-NET         4,244
   NET-INVESTMENT-INCOME       157,655
   REALIZED-GAINS-CURRENT       -11,941
   APPREC-INCREASE-CURRENT       -18,548
   NET-CHANGE-FROM-OPS       127,166
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       165,859
   DISTRIBUTIONS-OF-GAINS       820,556
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED    19,301
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS    -1,346,722
   ACCUMULATED-NII-PRIOR        22,986
   ACCUMULATED-GAINS-PRIOR        55,327
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0